ASSETS AND LIABILITIES IN FORREIGN CURRENCY (Details) $ in Thousands, $ in Thousands		Dec. 31, 2023 ARS ($) $ / $ $ / €	Dec. 31, 2023 USD ($) $ / $ $ / €	Dec. 31, 2023 EUR (€) $ / $ $ / €	Dec. 10, 2023 $ / $	Dec. 09, 2023 $ / $	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
CURRENT ASSETS [Abstract]
Total current assets		$ 385,591,265					$ 197,990,259
NON-CURRENT ASSETS [Abstract]
Total non-current assets		107,205,516					125,114,816
Total assets		492,796,781					323,105,075
CURRENT LIABILITIES [Abstract]
Total current liabilities		107,299,403					52,581,003
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		411,081,275					282,428,472
TOTAL LIABILITIES		518,380,678					335,009,475
Exchange rate (in Ps. per dollars) | $ / $					800	350
Public and private debt bonds		118,095,597
Time deposits		31,383,601
Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		41,723,198					32,775,452
Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		60,567,191					12,206,959
Loans [Member]
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		$ 411,081,275					282,428,472
Euro [Member]
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / €	[1]	894.71	894.71	894.71
Euro [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 57,285		€ 64			169,446		€ 287,000
Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets		6,599,199					9,307,806
Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets		105,327,557					4,478
NON-CURRENT ASSETS [Abstract]
Total non-current assets		107,191,030					125,068,419
Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		50,801,464					52,750,259
Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		5,325,726					13,576,805
NON-CURRENT ASSETS [Abstract]
Total non-current assets		14,486					46,397
Foreign Currency [Member]
CURRENT ASSETS [Abstract]
Total current assets		333,434,149	$ 413,973				134,775,550	$ 244,572
NON-CURRENT ASSETS [Abstract]
Total non-current assets		107,191,030	133,082				125,068,419	226,957
Total assets		440,625,179	547,055				259,843,969	471,529
Foreign Currency [Member] | U.S. Dollars [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		92,113,833	113,939				33,363,081	60,474
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		411,081,275	508,481				288,003,793	522,039
TOTAL LIABILITIES		503,195,108	622,420				321,366,874	582,513
Foreign Currency [Member] | U.S. Dollars [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 31,603,927	$ 39,092				21,325,569	38,655
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[1]	808.45	808.45	808.45
Foreign Currency [Member] | U.S. Dollars [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 60,509,906	$ 74,847				12,037,512	21,819
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[1]	808.45	808.45	808.45
Foreign Currency [Member] | U.S. Dollars [Member] | Loans [Member]
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		$ 411,081,275	$ 508,481				282,428,472	511,933
Exchange rate (in Ps. per dollars) | $ / $	[1]	808.45	808.45	808.45
Foreign Currency [Member] | U.S. Dollars [Member] | Contract Liabilities [Member]
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		$ 0	$ 0				5,575,321	10,106
Exchange rate (in Ps. per dollars) | $ / $	[1]	808.45	808.45	808.45
Foreign Currency [Member] | Euro [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 1,225,776		€ 1,370,000			424,934		719,000
NON CURRENT LIABILITIES [Abstract]
TOTAL LIABILITIES		1,225,776		1,370,000			424,934		719,000
Foreign Currency [Member] | Euro [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 1,168,491		€ 1,306,000			255,488		€ 432,000
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / €	[1]	894.71	894.71	894.71
Foreign Currency [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 4,515,935	$ 5,607				888,870	1,613
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	805.45	805.45	805.45
Foreign Currency [Member] | Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 105,406,825	$ 130,867				0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	[3]	$ 107,191,030	$ 133,082				125,068,419	226,957
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2],[3]	805.45	805.45	805.45
Foreign Currency [Member] | Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	[4]	$ 182,397,194	$ 226,454				97,457,295	176,852
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2],[4]	805.45	805.45	805.45
Foreign Currency [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 41,114,195	$ 51,045				$ 36,429,385	$ 66,107
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	805.45	805.45	805.45

[1]	Sell exchange rate at the end of fiscal year
[2]	Buy exchange rate at the end of fiscal year
[3]	Includes time deposits Dólar Linked for Ps. 31,383,601.
[4]	Includes public and private debt bonds Dólar Linked for Ps. 118,095,597.